Prepayments and Other Current Assets, net (Details) $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and Other Current Assets, net
Prepayment for royalties, revenue sharing cost	¥ 2,480,095,000		¥ 2,522,296,000
Deposits	1,629,518,000		91,576,000
Interest receivable	1,265,581,000		1,934,920,000
Prepayments of content and marketing cost and other operational expenses	738,329,000		485,587,000
Prepayment for deductible value added tax and refundable subsidy	703,275,000		603,670,000
Receivable within one year related to disposal of investments	508,468,000		529,051,000
Bridge loans in connection with ongoing investments	79,259,000		13,196,000
Employee advances	46,412,000		51,652,000
Advance to suppliers	9,344,000		40,852,000
Others	198,065,000		144,068,000
Prepayments and other current assets	7,658,346,000	$ 1,095,128	6,416,868,000
Staff housing loans outstanding repayable within 12 months	7,300,000		12,100,000
Advances made directly or indirectly to the executive officers for their personal benefit	¥ 0		¥ 0